Information Concerning the Group's Consolidated Operations - Summary of Key Performance Indicators by Reportable Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
External revenues	$ 15,190	[1]	$ 12,731	$ 25,188
External other income	7,800	[1]	8,701	8,528
External revenues and other income	22,990	[1]	21,432	33,715
Cost of revenue	(11,392)	[1]	(2,739)	(2,620)
Research and development expenses	(92,042)	[1]	(76,567)	(79,227)
Selling, general and administrative expenses	(43,017)	[1]	(47,248)	(44,750)
Other operating income and expenses	(91)		31	232
Total operating expenses	(146,542)	[1]	(126,523)	(126,366)
Operating income (loss) before tax	(123,552)	[1]	(105,091)	(92,650)
Financial gain (loss)	8,340	[1]	16,758	(11,032)
Income (loss) from continuing operations	(115,212)		(88,333)	(103,683)
Non controlling interests	(13,121)	[1]	(9,640)	(4,315)
Net income (loss) attributable to shareholders of Cellectis	(102,091)	[1]	(78,693)	(99,368)
Adjustment of share-based compensation attributable to shareholders of Cellectis	23,242		34,563	48,925
Adjusted net income (loss) attributable to shareholders of Cellectis	(78,849)		(44,130)	(50,442)
Depreciation and amortization	(6,875)		(2,377)	(3,371)
Additions to tangible and intangible assets	17,666		4,911	2,642
Research and Development [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	11,629		17,689	23,590
Selling, General and Administration [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	11,613		16,873	25,335
Plants [member]
Disclosure of operating segments [line items]
External revenues and other income	7,294		414	747
Cost of revenue	(9,275)		(595)	(390)
Research and development expenses	(12,390)		(8,638)	(6,057)
Selling, general and administrative expenses	(26,090)		(21,067)	(13,143)
Other operating income and expenses	25		(50)	6
Total operating expenses	(47,730)		(30,351)	(19,584)
Operating income (loss) before tax	(40,436)		(29,937)	(18,837)
Financial gain (loss)	294		1,420	0
Income (loss) from continuing operations	(40,142)		(28,517)	(18,837)
Non controlling interests	(13,121)		(9,640)	(4,315)
Net income (loss) attributable to shareholders of Cellectis	(27,021)		(18,877)	(14,522)
Adjustment of share-based compensation attributable to shareholders of Cellectis	8,292		6,056	5,957
Adjusted net income (loss) attributable to shareholders of Cellectis	(18,729)		(12,821)	(8,565)
Depreciation and amortization	(1,233)		(637)	(551)
Additions to tangible and intangible assets	2,998		1,871	792
Plants [member] | Research and Development [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	1,619		838	967
Plants [member] | Selling, General and Administration [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	6,673		5,218	4,990
Therapeutics [member]
Disclosure of operating segments [line items]
External revenues and other income	15,696		21,018	32,969
Cost of revenue	(2,117)		(2,144)	(2,230)
Research and development expenses	(79,652)		(67,929)	(73,170)
Selling, general and administrative expenses	(16,927)		(26,180)	(31,607)
Other operating income and expenses	(116)		81	225
Total operating expenses	(98,812)		(96,172)	(106,782)
Operating income (loss) before tax	(83,116)		(75,154)	(73,813)
Financial gain (loss)	8,045		15,339	(11,032)
Income (loss) from continuing operations	(75,071)		(59,816)	(84,846)
Non controlling interests	0		0	0
Net income (loss) attributable to shareholders of Cellectis	(75,071)		(59,816)	(84,846)
Adjustment of share-based compensation attributable to shareholders of Cellectis	14,950		28,507	42,968
Adjusted net income (loss) attributable to shareholders of Cellectis	(60,121)		(31,309)	(41,877)
Depreciation and amortization	(5,642)		(1,740)	(2,820)
Additions to tangible and intangible assets	14,668		3,040	1,849
Therapeutics [member] | Research and Development [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	10,010		16,852	22,623
Therapeutics [member] | Selling, General and Administration [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	4,940		11,655	20,345
Operating Segments [member]
Disclosure of operating segments [line items]
External revenues	15,190		12,731	25,188
Operating Segments [member] | Plants [member]
Disclosure of operating segments [line items]
External revenues	7,294		236	508
Operating Segments [member] | Therapeutics [member]
Disclosure of operating segments [line items]
External revenues	7,896		12,495	24,680
Inter-segment Revenues [member]
Disclosure of operating segments [line items]
External other income	7,800		8,701	8,528
Inter-segment Revenues [member] | Plants [member]
Disclosure of operating segments [line items]
External other income	0		178	239
Inter-segment Revenues [member] | Therapeutics [member]
Disclosure of operating segments [line items]
External other income	7,800		$ 8,523	8,290
Assets Under Construction [member]
Disclosure of operating segments [line items]
Impairment of tangible assets	0			(798)
Assets Under Construction [member] | Plants [member]
Disclosure of operating segments [line items]
Impairment of tangible assets	0
Assets Under Construction [member] | Therapeutics [member]
Disclosure of operating segments [line items]
Impairment of tangible assets	$ 0			$ (798)

[1]	The 2019 Consolidated Financial Statements have been prepared according to the new IFRS 16 “Leases” standard with a new “right-of-use assets” category and a resulting significant increase of “lease debts” compared to the previous period (see note 2.2 for discussion of the application of IFRS 16 “Leases” from January 1, 2019 under the modified retrospective transition method). Prior periods have not been restated for the adoption.